[Letterhead of Westwood Funds]

                                                        November 20, 1995

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.   20549

Re:  Rule 24f-2 Notice for The Westwood Funds
     Registration Statement File No. 33-6790

Commissioners:

The purpose of this notice is to inform the Securities and Exchange Commission, within two months of the end of the fiscal year for The Westwood Funds, (the "Registrant") the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 under the Investment Company Act of 1940 and to pay the appropriate registration fee in connection therewith.

The information required by the above-referenced rule is as follows:

1. Fiscal year end for which notice is filed: September 30, 1995

2. Number of shares which have been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2, but, which remained unsold at the beginning of the fiscal year for which this notice is filed: 749,589

3. Number of shares registered during the fiscal year for which this notice is filed other than pursuant to Rule 24f-2: none

4. Number and dollar amount of shares sold during the fiscal year for which this notice is filed:

                                                                      Dollar
Class of Capital Shares                         Shares                Amount
--------------------------                  -------------         -------------
Westwood Equity Fund                            868,722             $4,969,024
Westwood Intermediate Fund                      175,882              1,686,323
Westwood Balanced Fund                          573,922              4,357,351
                                            -------------         -------------
                                              1,618,526             11,012,698

5. Number and dollar amount of Shares sold during the fiscal year for which this notice is filed in reliance upon registration pursuant to Rule 24f-2 *:

Securities & Exchange
Westwood Funds: 24f-2
Page 2

                                                                      Dollar
Class of Capital Shares                         Shares                Amount
--------------------------                  -------------         -------------
Westwood Equity Fund                            868,722             $4,969,024
Westwood Intermediate Fund                      175,882              1,686,323
Westwood Balanced Fund                          573,922              4,357,351
                                            -------------         -------------
                                              1,618,526             11,012,698

The number of shares redeemed and the aggregate redemption price, for the fiscal year ended September 30, 1995:

                                                                      Dollar
Class of Capital Shares                         Shares                Amount
--------------------------                  -------------         -------------
Westwood Equity Fund                            305,771             $1,804,770
Westwood Intermediate Fund                      506,855              4,796,734
Westwood Balanced Fund                          894,994              6,615,737
                                            -------------         -------------
                                              1,707,620             13,217,241

* In accordance with the fee calculation set forth in paragraph (c) of Rule 24f-2, the fee payable herewith is calculated as follows:

The actual aggregate sale price of the 1,618,526 shares sold reported hereunder was $11,012,698. The actual aggregate redemption price of the 1,707,620 shares redeemed during the fiscal year ended September 30, 1995 was $13,217,241.

The fee payable hereunder is as follows:                                 $0.00

Enclosed is an opinion of counsel.

Pursuant to the requirements of Rule 24f-2, the Registrant, The Westwood Funds, has duly caused this Rule 24f-2 Notice to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 20th day of November, 1995.

                                                The Westwood Funds

                                                  By:/s/ GORDON M. FORRESTER
                                                     --------------------------
                                                     Gordon M. Forrester
                                                     Assistant Treasurer